8. LEASES: Schedule of lease expense and other information related to Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of lease expense and other information related to Operating Leases

Twelve Months Ended Dec. 31, 2021

Operating lease expense	$7,499,568
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,381,898
Weighted-average remaining lease term – operating leases (in years)	7.05
Weighted-average discount rate – operating leases	4.47%

Lease Maturity Schedule as of December 31, 2021:	Amount
2022	7,260,471
2023	6,385,647
2024	5,604,799
2025	5,249,730
2026	4,696,343
2027 and beyond	11,956,205
Total	41,153,195
Less: Discount	(5,713,818)
Present Value of Lease Liability	$35,439,377

Twelve Months Ended Dec. 31, 2020

Operating lease expense	$7,226,361
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,055,046
Weighted-average remaining lease term – operating leases (in years)	7.07
Weighted-average discount rate – operating leases	4.92%

Lease Maturity Schedule as of December 31, 2020:	Amount
2021	6,982,155
2022	6,444,448
2023	5,577,917
2024	4,846,460
2025	4,489,926
2026 and beyond	11,855,364
Total	40,196,270
Less: Discount	(6,033,117)
Present Value of Lease Liability	$34,163,153